iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  28 .9%
Bank of America Corp. ..................... 15,169 $ 666,678
Bank OZK ............................. 14,001 623,464
Comerica, Inc. ........................... 10,021 619,799
Fifth Third Bancorp ....................... 14,050 594,034
First Hawaiian, Inc. ....................... 26,000 674,700
First Horizon Corp. ........................ 38,758 780,586
FNB Corp. ............................. 42,658 630,485
M&T Bank Corp. ......................... 3,379 635,286
PNC Financial Services Group, Inc. (The) ........ 3,256 627,920
Regions Financial Corp. .................... 25,800 606,816
U.S. Bancorp ........................... 13,162 629,538
7,089,306
a
Capital Markets  —  5 .5%
Janus Henderson Group PLC ................ 15,810 672,399
Northern Trust Corp. ....................... 6,686 685,315
1,357,714
a
Consumer Finance  —  3 .0%
Discover Financial Services .................. 4,290 743,157
a
Diversified Telecommunication Services  —  2 .2%
Verizon Communications, Inc. ................ 13,402 535,946
a
Electric Utilities  —  10 .1%
Entergy Corp. ........................... 9,147 693,526
Evergy, Inc. ............................. 9,707 597,466
OGE Energy Corp. ........................ 14,673 605,261
Pinnacle West Capital Corp. ................. 6,794 575,927
2,472,180
a
Electronic Equipment, Instruments & Components  —  2 .4%
Avnet, Inc. ............................. 11,083 579,863
a
Financial Services  —  4 .4%
MGIC Investment Corp. .................... 23,512 557,470
Voya Financial, Inc. ....................... 7,598 522,970
1,080,440
a
Food Products  —  4 .1%
Archer-Daniels-Midland Co. .................. 10,075 508,989
Bunge Global SA ......................... 6,228 484,289
993,278
a
Gas Utilities  —  2 .8%
UGI Corp. .............................. 24,057 679,129
a
Independent Power and Renewable Electricity Producers  —  2 .1%
Clearway Energy, Inc. , Class A ................ 21,142 516,922
a
Security Shares Value
a
Insurance  —  14 .9%
Axis Capital Holdings Ltd. ................... 7,561 $ 670,056
CNA Financial Corp. ....................... 12,299 594,903
MetLife, Inc. ............................ 7,298 597,560
Principal Financial Group, Inc. ................ 7,007 542,412
RenaissanceRe Holdings Ltd. ................ 2,210 549,870
White Mountains Insurance Group, Ltd. .......... 355 690,496
3,645,297
a
Media  —  2 .2%
Comcast Corp. , Class A .................... 14,410 540,807
a
Multi-Utilities  —  2 .3%
Dominion Energy, Inc. ...................... 10,415 560,952
a
Passenger Airlines  —  3 .5%
Alaska Air Group, Inc.
(a)
..................... 13,314 862,081
a
Pharmaceuticals  —  4 .6%
Perrigo Co. PLC ......................... 22,947 589,967
Royalty Pharma PLC , Class A ................ 21,276 542,751
1,132,718
a
Professional Services  —  2 .1%
Concentrix Corp. ......................... 11,744 508,163
a
Technology Hardware, Storage & Peripherals  —  2 .6%
Hewlett Packard Enterprise Co. ............... 29,419 628,096
a
Textiles, Apparel & Luxury Goods  —  2 .0%
Carter's, Inc. ............................ 9,263 501,962
a
Total Long-Term Investments — 99.7%
(Cost: $ 23,663,025 ) ................................. 24,428,011
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(b) (c)
............................ 71,904 71,904
a
Total Short-Term Securities — 0.3%
(Cost: $ 71,904 ) .................................... 71,904
Total Investments — 100.0%
(Cost: $ 23,734,929 ) ................................. 24,499,915
Liabilities in Excess of Other Assets — 0 .0% ................ (4,973)
Net Assets — 100.0% ................................. $ 24,494,942
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Focused Value Factor ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 1,058,182  $ —  $ (1,058,103)
(b)
$ (97) $ 18  $ —  —  $ 720
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 35,635  36,269
(b)
—  —  —  71,904  71,904  2,215  —
$ (97) $ 18
$ 71,904
$ 2,935  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 5 03/21/25 $ 56 $ (3,556)

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 24,428,011  $ —  $ —  $ 24,428,011
Short-Term Securities
Money Market Funds ...................................... 71,904  —  —  71,904
$ 24,499,915  $ —  $ —  $ 24,499,915
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,556) $ —  $ —  $ (3,556)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)